Net Earnings Per Share - Calculation of Net Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net earnings available to common shareholders	$ 127.4	$ 129.2	$ 115.4	$ 71.7	$ 123.9	$ 123.9	$ 105.7	$ 65.7	$ 443.7	$ 419.2	$ 427.6
Weighted-average common shares outstanding (in millions):
Weighted-average common shares outstanding - basic (in shares)									70.1	76.8	79.5
Weighted-average common shares outstanding - diluted (in shares)									70.8	77.7	80.7
Net earnings per share - basic (in dollars per share)	$ 1.89	$ 1.89	$ 1.61	$ 0.98	$ 1.67	$ 1.63	$ 1.35	$ 0.83	$ 6.33	$ 5.46	$ 5.38
Net earnings per share - diluted (in dollars per share)	$ 1.87	$ 1.87	$ 1.60	$ 0.98	$ 1.66	$ 1.61	$ 1.33	$ 0.83	$ 6.27	$ 5.40	$ 5.30
Stock Options
Weighted-average common shares outstanding (in millions):
Effect of dilutive securities									0.2	0.5	0.6
Non-Stock Option Awards
Weighted-average common shares outstanding (in millions):
Effect of dilutive securities									0.5	0.4	0.6